BUSINESS	3 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS	BUSINESS
Description of the Business
Rollins Road Acquisition Company (f/k/a Stem, Inc.) and its subsidiaries (together “Stem, Inc.,” “Stem” or the “Company”) is an energy technology company that creates innovative technology services that transform the way energy is distributed and consumed. Through its technology, the Company enables businesses to control their electricity expense and helps the electrical grid be more efficient in managing peak usage. Prior to the Merger (as defined below), Rollins Road Acquisition Company was named Stem, Inc.
Stem, Inc. was incorporated on March 16, 2009 in the State of Delaware and is headquartered in Millbrae, California.
Star Peak Acquisition Corp. Merger

On December 3, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Star Peak Transition Corp. (“STPK”, prior to the closing of the Merger and the “New Stem”, following the closing of the Merger), an entity listed on the New York Stock Exchange under the trade symbol “STPK”, and STPK Merger Sub Corp., a Delaware corporation and wholly owned subsidiary of STPK (“Merger Sub”), providing for, among other things, and subject to the conditions therein, the combination of the Company and STPK pursuant to the proposed merger of Merger Sub with and into the Company with the Company continuing as the surviving entity (the “Merger”).

On April 28, 2021, shareholders approved the Merger Agreement, under which Stem received approximately $577.1 million, net of fees and expenses. See Note 14, Subsequent Events for additional details regarding this transaction.
Liquidity and Going Concern
The accompanying condensed consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”), assuming the Company will continue as a going concern. As of March 31, 2021, the Company had cash and cash equivalents of $9.9 million, an accumulated deficit of $490.4 million and net current liabilities of $154.9 million, with $123.1 million of debt financing coming due within the next 12 months. During the three months ended March 31, 2021, the Company incurred a net loss of $82.6 million and had negative cash flows from operating activities of $1.8 million. However, as previously noted, the Company closed the Merger on April 28, 2021 that provided the Company with a significant amount of cash proceeds. The Company believes that the cash position, inclusive of funds raised with the Merger, is sufficient to meet capital and liquidity requirement for at least the next 12 months after the date that the financial statements are available to be issued and, therefore, there is no longer substantial doubt about the Company’s ability to continue as a going concern.
The Company’s business prospects are subject to risks, expenses, and uncertainties frequently encountered by companies in the early stages of commercial operations. To date, the Company has been funded primarily by equity financings, convertible promissory notes and borrowings from affiliates. The attainment of profitable operations is dependent upon future events, including obtaining adequate financing to complete the Company’s development activities, obtaining adequate supplier relationships, building its customer base, successfully executing its business and marketing strategy and hiring appropriate personnel. Failure to generate sufficient revenues, achieve planned gross margins and operating profitability, control operating costs, or secure additional funding may require the Company to modify, delay, or abandon some of its planned future expansion or development, or to otherwise enact operating cost reductions available to management, which could have a material adverse effect on the Company’s business, operating results, financial condition, and ability to achieve its intended business objectives.
COVID-19
In March 2020, the World Health Organization declared the outbreak of the novel coronavirus disease (“COVID-19”) as a pandemic, and we expect our operations in all locations to be affected as the virus continues to proliferate. We have adjusted certain aspects of our operations to protect our employees and customers while still meeting customers’ needs for vital technology. We will continue to monitor the situation closely and it is possible that we will implement further measures. In light of the uncertainty as to the severity and duration of the pandemic, the impact on our revenues, profitability and financial position is uncertain at this time.